SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cash	$ 444,879	$ 1,227,654	$ 2,129,801
Reserve for returns	$ 0	$ 0
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years	10 years